TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations	$ 70	$ 2,036	$ (542)
Tax rate	23.00%	23.00%	23.00%
Theoretical tax	$ 16	$ 468	$ (125)
Increase (decrease) in taxes:
Non-deductible items	77	136	57
Losses and other items for which a valuation allowance was provided	599	714	796
Repatriation of undistributed earnings	516	144	0
Realization of carryforward tax losses for which valuation allowance was provided	0	0	(135)
Changes in valuation allowance	(113)	(42)	(828)
Tax rate differences in subsidiaries and benefit from reduced tax rates	43	88	80
Provision for uncertain tax positions	126	312	607
Taxes in respect of prior years	1	18	(1)
Investment tax credit	(141)	(132)	(163)
Other	1,137	64	29
Taxes on income in the statements of operations	$ 2,261	$ 1,770	$ 317